UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam International Value Fund
Class A [PNGAX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,073,197,227
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSA-0226

Putnam International Value Fund
Class C [PIGRX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$90	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,073,197,227
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSC-0226

Putnam International Value Fund
Class R [PIIRX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$64	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,073,197,227
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSR-0226

Putnam International Value Fund
Class R6 [PIGWX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,073,197,227
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSR6-0226

Putnam International Value Fund
Class Y [PNGYX]	Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$38	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,073,197,227
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Value Fund	PAGE 1	38967-STSY-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
International Value
Fund
Financial Statements and Other Important Information
Semi-Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 14
Notes to Financial Statements 18
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.15 $13.60 $12.57 $10.44 $12.71 $9.39
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.40 0.40 0.31 0.30 0.22
Net realized and unrealized gains (losses) 1.52 2.67 0.94 2.00 (1.88) 3.31
Total from investment operations ........ 1.62 3.07 1.34 2.31 (1.58) 3.53
Less distributions from:
Net investment income .............. (0.32) (0.35) (0.31) (0.18) (0.15) (0.18)
Net realized gains ................. (0.19) (0.17) — — (0.54) (0.03)
Total distributions ................... (0.51) (0.52) (0.31) (0.18) (0.69) (0.21)
Net asset value, end of period .......... $17.26 $16.15 $13.60 $12.57 $10.44 $12.71
Total return
c
....................... 10.06% 23.38% 10.76% 22.39% (13.12)% 37.87%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.18% 1.26% 1.34% 1.39% 1.43%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.96% 1.02% 1.06% 1.11% 1.27%
f
1.43%
Net investment income ............... 1.20% 2.77% 3.07% 2.75% 2.44% 1.93%
Supplemental data
Net assets, end of period (000’s) ........ $175,837 $155,841 $121,487 $118,860 $96,655 $115,696
Portfolio turnover rate ................ 4% 26% 21% 15% 6% 17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.26 $13.65 $12.64 $10.49 $12.75 $9.41
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.30 0.31 0.24 0.23 0.13
Net realized and unrealized gains (losses) 1.53 2.68 0.94 2.00 (1.91) 3.32
Total from investment operations ........ 1.57 2.98 1.25 2.24 (1.68) 3.45
Less distributions from:
Net investment income .............. (0.24) (0.20) (0.24) (0.09) (0.04) (0.08)
Net realized gains ................. (0.19) (0.17) — — (0.54) (0.03)
Total distributions ................... (0.43) (0.37) (0.24) (0.09) (0.58) (0.11)
Net asset value, end of period .......... $17.40 $16.26 $13.65 $12.64 $10.49 $12.75
Total return
c
....................... 9.66% 22.40% 9.95% 21.41% (13.74)% 36.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.93% 2.01% 2.09% 2.14% 2.18%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.71% 1.76% 1.81% 1.86% 2.02%
f
2.18%
Net investment income ............... 0.47% 2.02% 2.41% 2.14% 1.90% 1.13%
Supplemental data
Net assets, end of period (000’s) ........ $3,909 $2,876 $1,705 $1,323 $1,070 $1,154
Portfolio turnover rate ................ 4% 26% 21% 15% 6% 17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.85 $13.38 $12.38 $10.30 $12.57 $9.29
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.36 0.48 0.28 0.32 0.19
Net realized and unrealized gains (losses) 1.48 2.61 0.82 1.96 (1.91) 3.27
Total from investment operations ........ 1.56 2.97 1.30 2.24 (1.59) 3.46
Less distributions from:
Net investment income .............. (0.28) (0.33) (0.30) (0.16) (0.14) (0.15)
Net realized gains ................. (0.19) (0.17) — — (0.54) (0.03)
Total distributions ................... (0.47) (0.50) (0.30) (0.16) (0.68) (0.18)
Net asset value, end of period .......... $16.94 $15.85 $13.38 $12.38 $10.30 $12.57
Total return
c
....................... 9.90% 22.99% 10.61% 21.97% (13.32)% 37.52%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.43% 1.51% 1.59% 1.64% 1.68%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.21% 1.27% 1.31% 1.36% 1.52%
f
1.68%
Net investment income ............... 0.93% 2.52% 3.69% 2.52% 2.64% 1.67%
Supplemental data
Net assets, end of period (000’s) ........ $10,737 $9,318 $7,106 $2,303 $1,725 $869
Portfolio turnover rate ................ 4% 26% 21% 15% 6% 17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.20 $13.65 $12.61 $10.48 $12.76 $9.43
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.46 0.48 0.39 0.37 0.28
Net realized and unrealized gains (losses) 1.52 2.66 0.92 1.97 (1.90) 3.31
Total from investment operations ........ 1.65 3.12 1.40 2.36 (1.53) 3.59
Less distributions from:
Net investment income .............. (0.37) (0.40) (0.36) (0.23) (0.21) (0.23)
Net realized gains ................. (0.19) (0.17) — — (0.54) (0.03)
Total distributions ................... (0.56) (0.57) (0.36) (0.23) (0.75) (0.26)
Net asset value, end of period .......... $17.29 $16.20 $13.65 $12.61 $10.48 $12.76
Total return
c
....................... 10.24% 23.81% 11.27% 22.84% (12.75)% 38.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.80% 0.85% 0.92% 0.98% 0.99%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.62% 0.64% 0.65% 0.69% 0.86%
f
0.99%
Net investment income ............... 1.51% 3.15% 3.66% 3.39% 3.03% 2.42%
Supplemental data
Net assets, end of period (000’s) ........ $350,045 $165,089 $65,378 $37,985 $20,253 $15,053
Portfolio turnover rate ................ 4% 26% 21% 15% 6% 17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
December
31, 2025
(unaudited)
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.12 $13.58 $12.55 $10.43 $12.71 $9.40
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.44 0.45 0.37 0.37 0.28
Net realized and unrealized gains (losses) 1.51 2.65 0.92 1.97 (1.91) 3.27
Total from investment operations ........ 1.63 3.09 1.37 2.34 (1.54) 3.55
Less distributions from:
Net investment income .............. (0.36) (0.38) (0.34) (0.22) (0.20) (0.21)
Net realized gains ................. (0.19) (0.17) — — (0.54) (0.03)
Total distributions ................... (0.55) (0.55) (0.34) (0.22) (0.74) (0.24)
Net asset value, end of period .......... $17.20 $16.12 $13.58 $12.55 $10.43 $12.71
Total return
c
....................... 10.13% 23.68% 11.08% 22.69% (12.89)% 38.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.93% 1.01% 1.09% 1.14% 1.18%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.71% 0.77% 0.81% 0.86% 1.02%
f
1.18%
Net investment income ............... 1.45% 3.02% 3.46% 3.21% 3.08% 2.36%
Supplemental data
Net assets, end of period (000’s) ........ $532,668 $434,387 $245,771 $192,881 $94,542 $32,909
Portfolio turnover rate ................ 4% 26% 21% 15% 6% 17%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), December 31, 2025
Putnam International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 2.4%
Airbus SE ......................................... France 60,216 $ 13,983,600
Thales SA ......................................... France 42,516 11,469,363
25,452,963
Air Freight & Logistics 1.0%
Deutsche Post AG ................................... Germany 199,122 10,857,268
Automobiles 0.5%
Stellantis NV ....................................... United States 482,443 5,283,092
Banks 25.8%
AIB Group plc ...................................... Ireland 2,053,106 21,948,419
ANZ Group Holdings Ltd. ............................. Australia 620,619 15,005,085
Barclays plc ....................................... United Kingdom 5,872,485 37,590,535
BNP Paribas SA .................................... France 315,930 29,889,203
CaixaBank SA ...................................... Spain 1,945,291 23,783,372
HSBC Holdings plc .................................. United Kingdom 2,515,205 39,579,118
ING Groep NV ..................................... Netherlands 1,401,788 39,401,786
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,154,100 34,187,880
Resona Holdings, Inc. ................................ Japan 1,121,500 10,674,124
Sumitomo Mitsui Financial Group, Inc. .................... Japan 763,000 24,539,160
276,598,682
Beverages 2.2%
Asahi Group Holdings Ltd. ............................. Japan 784,300 8,220,880
Coca-Cola Europacific Partners plc ...................... United Kingdom 174,318 15,810,643
24,031,523
Biotechnology 0.8%
a
Argenx SE ........................................ Netherlands 10,588 8,931,442
Broadline Retail 0.4%
Pan Pacific International Holdings Corp. .................. Japan 685,200 4,081,671
Building Products 1.3%
Cie de Saint-Gobain SA .............................. France 135,802 13,809,964
Capital Markets 2.1%
London Stock Exchange Group plc ...................... United Kingdom 79,775 9,596,016
Partners Group Holding AG ............................ Switzerland 10,263 12,592,512
22,188,528
Chemicals 0.5%
LANXESS AG ...................................... Germany 247,865 5,079,105
Construction Materials 2.2%
CRH plc .......................................... United States 193,134 23,999,120
Consumer Staples Distribution & Retail 2.4%
MatsukiyoCocokara & Co. ............................. Japan 545,100 9,437,635
Tesco plc ......................................... United Kingdom 2,721,450 16,183,999
25,621,634
Diversified REITs 0.6%
Mirvac Group ...................................... Australia 4,839,549 6,596,702
Diversified Telecommunication Services 2.7%
Deutsche Telekom AG ................................ Germany 483,366 15,734,074

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Telstra Group Ltd. ................................... Australia 3,995,636 $ 12,964,093
28,698,167
Electric Utilities 1.9%
Enel SpA ......................................... Italy 1,945,651 20,229,585
Electrical Equipment 1.1%
ABB Ltd. .......................................... Switzerland 160,334 11,819,430
Food Products 1.0%
a
Magnum Ice Cream Co. NV (The) ....................... Netherlands 56,741 907,942
Yamazaki Baking Co. Ltd. ............................. Japan 454,600 9,538,411
10,446,353
Health Care Equipment & Supplies 1.7%
Hoya Corp. ........................................ Japan 120,800 18,321,687
Hotels, Restaurants & Leisure 0.6%
Compass Group plc ................................. United Kingdom 213,420 6,762,224
Household Durables 2.0%
Cairn Homes plc .................................... Ireland 3,772,814 9,178,505
Sony Group Corp. ................................... Japan 455,800 11,691,721
20,870,226
Industrial Conglomerates 1.7%
Siemens AG ....................................... Germany 65,573 18,365,462
Industrial REITs 0.9%
Segro plc ......................................... United Kingdom 1,015,322 9,836,573
Insurance 9.2%
ASR Nederland NV .................................. Netherlands 270,970 19,279,731
AXA SA ........................................... France 524,284 25,155,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 31,549 20,761,969
Prudential plc ...................................... Hong Kong 940,705 14,470,938
QBE Insurance Group Ltd. ............................ Australia 1,436,876 19,023,441
98,691,773
Machinery 2.8%
a
Alstom SA ......................................... France 731,642 21,584,840
Minebea Mitsumi, Inc. ................................ Japan 459,500 9,245,866
30,830,706
Metals & Mining 2.1%
Anglo American plc .................................. South Africa 128,858 5,329,891
Glencore plc ....................................... Australia 2,889,986 15,798,576
Valterra Platinum Ltd. ................................ South Africa 12,344 1,030,200
22,158,667
Multi-Utilities 1.3%
E.ON SE .......................................... Germany 718,377 13,602,412
Oil, Gas & Consumable Fuels 6.1%
Cenovus Energy, Inc. ................................ Canada 1,038,243 17,564,389
Shell plc .......................................... United States 1,311,883 48,345,841
65,910,230

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines 1.4%
Qantas Airways Ltd. ................................. Australia 2,220,674 $ 15,341,942
Personal Care Products 1.6%
Unilever plc ........................................ United Kingdom 259,473 16,977,232
Pharmaceuticals 5.0%
AstraZeneca plc .................................... United Kingdom 59,904 11,085,795
Bayer AG ......................................... Germany 300,529 13,035,674
Novo Nordisk A/S , B ................................. Denmark 221,046 11,211,117
Sanofi SA ......................................... United States 203,878 19,726,262
55,058,848
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV ............................... Singapore 388,566 10,155,217
Specialty Retail 0.4%
JD Sports Fashion plc ................................ United Kingdom 4,190,629 4,750,025
Textiles, Apparel & Luxury Goods 1.2%
Asics Corp. ........................................ Japan 559,100 13,422,017
Tobacco 1.4%
Imperial Brands plc .................................. United Kingdom 349,192 14,662,635
Trading Companies & Distributors 4.8%
Ashtead Group plc .................................. United Kingdom 91,949 6,269,009
Ferguson Enterprises, Inc. ............................ United States 46,635 10,339,512
ITOCHU Corp. ..................................... Japan 1,012,500 12,794,773
Mitsubishi Corp. .................................... Japan 924,800 21,152,661
50,555,955
Wireless Telecommunication Services 1.8%
KDDI Corp. ........................................ Japan 540,300 9,351,353
Vodafone Group plc ................................. United Kingdom 7,282,564 9,707,727
19,059,080
Total Common Stocks (Cost $ 796,545,812 ) ...................................
1,029,058,140
Short Term Investments 3.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
b ,c
U.S. Treasury Bills ,
3.18%, 1/20/26 ................................... United States 3,500,000 3,493,824
3.49%, 4/23/26 ................................... United States 600,000 593,489
4,087,313
Total U.S. Government and Agency Securities (Cost $ 4,086,199 ) ................
4,087,313

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.5%
d,e
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 37,721,760 $ 37,721,760
Total Management Investment Companies (Cost $ 37,721,760 ) ..................
37,721,760
Total Short Term Investments (Cost $ 41,807,959 ) ..............................
41,809,073
a
Total Investments (Cost $ 838,353,771 ) 99.8% .................................
$1,070,867,213
Other Assets, less Liabilities 0.2% ...........................................
2,330,014
Net Assets 100.0% .........................................................
$1,073,197,227
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the aggregate value of these securities pledged amounted to $1,990,946, representing 0.2% of net assets.
d
See Note 3 ( g ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 58 $ 8,416,090 3/20/26 $ 44,304
Total Futures Contracts ...................................................................... $44,304
*
As of period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 1,558,400 1,013,062 1/14/26 $ — $ (27,007)
Australian Dollar .... CITI Buy 6,209,500 4,082,752 1/14/26 61,442 —
Australian Dollar .... GSCO Sell 8,534,500 5,563,346 1/14/26 — (132,542)
Australian Dollar .... HSBK Buy 7,012,700 4,556,362 1/14/26 123,884 —
Australian Dollar .... HSBK Sell 2,217,000 1,472,260 1/14/26 — (7,356)
Australian Dollar .... JPHQ Buy 5,070,700 3,305,741 1/14/26 78,422 —
Australian Dollar .... MSCO Sell 15,940,800 10,400,961 1/14/26 — (237,860)
Australian Dollar .... SSBT Buy 7,776,300 5,089,595 1/14/26 100,274 —
Australian Dollar .... TDOM Buy 1,944,300 1,269,161 1/14/26 28,456 —
Australian Dollar .... UBSW Sell 3,834,900 2,520,714 1/14/26 — (38,682)
Australian Dollar .... WPAC Buy 3,103,900 2,027,263 1/14/26 44,267 —
Canadian Dollar .... BOFA Sell 2,805,000 2,011,711 1/14/26 — (32,793)
Canadian Dollar .... BZWS Sell 4,091,500 2,933,374 1/14/26 — (48,832)
Canadian Dollar .... CITI Sell 293,600 210,468 1/14/26 — (3,531)
Canadian Dollar .... GSCO Sell 1,031,400 738,191 1/14/26 — (13,574)
Canadian Dollar .... HSBK Sell 1,645,900 1,180,652 1/14/26 — (19,009)
Canadian Dollar .... JPHQ Sell 1,745,300 1,249,114 1/14/26 — (22,997)
Canadian Dollar .... MSCO Sell 3,710,600 2,668,659 1/14/26 — (35,918)
Canadian Dollar .... SSBT Sell 2,521,800 1,809,130 1/14/26 — (28,956)
Canadian Dollar .... TDOM Sell 1,478,500 1,058,218 1/14/26 — (19,429)
Canadian Dollar .... UBSW Sell 2,329,200 1,670,416 1/14/26 — (27,287)
Canadian Dollar .... WPAC Sell 2,681,800 1,919,699 1/14/26 — (35,007)
Israeli New Shekel .. BOFA Buy 3,445,400 1,048,122 1/14/26 33,720 —
Israeli New Shekel .. CITI Buy 7,396,300 2,290,868 1/14/26 31,541 —
Israeli New Shekel .. GSCO Buy 3,763,700 1,147,400 1/14/26 34,387 —
Israeli New Shekel .. HSBK Buy 1,644,100 499,628 1/14/26 16,613 —
Israeli New Shekel .. MSCO Buy 6,248,300 1,903,693 1/14/26 58,248 —
Israeli New Shekel .. SSBT Buy 4,251,300 1,292,135 1/14/26 42,756 —
Israeli New Shekel .. UBSW Buy 13,792,500 4,190,059 1/14/26 140,731 —
New Zealand Dollar . JPHQ Buy 485,900 279,278 1/14/26 584 —
New Zealand Dollar . WPAC Buy 1,251,800 720,811 1/14/26 184 —
Chinese Yuan ...... BOFA Buy 7,927,500 1,122,839 2/11/26 16,209 —
Chinese Yuan ...... GSCO Sell 41,797,900 5,940,133 2/11/26 — (65,517)
Chinese Yuan ...... HSBK Buy 35,685,700 5,054,576 2/11/26 72,854 —
Hong Kong Dollar ... BOFA Buy 5,074,500 653,939 2/11/26 — (1,049)
Hong Kong Dollar ... BZWS Buy 11,922,300 1,536,464 2/11/26 — (2,530)
Hong Kong Dollar ... CITI Buy 5,113,200 658,951 2/11/26 — (1,082)
Hong Kong Dollar ... GSCO Buy 27,196,700 3,504,797 2/11/26 — (5,646)
Hong Kong Dollar ... HSBK Buy 25,377,500 3,270,140 2/11/26 — (5,049)
Hong Kong Dollar ... SSBT Buy 60,318,000 7,773,639 2/11/26 — (13,072)
Hong Kong Dollar ... TDOM Buy 25,912,600 3,339,532 2/11/26 — (5,594)
Singapore Dollar .... BOFA Buy 1,203,600 932,741 2/11/26 5,961 —
Singapore Dollar .... CITI Buy 553,500 428,949 2/11/26 2,732 —
Singapore Dollar .... GSCO Buy 13,145,900 10,189,578 2/11/26 63,063 —
Singapore Dollar .... HSBK Buy 1,457,700 1,129,655 2/11/26 7,222 —
Singapore Dollar .... JPHQ Buy 389,900 302,186 2/11/26 1,902 —
Singapore Dollar .... MSCO Buy 2,385,500 1,842,984 2/11/26 17,495 —
Singapore Dollar .... SSBT Buy 3,159,000 2,440,632 2/11/26 23,110 —
Singapore Dollar .... TDOM Buy 589,200 455,174 2/11/26 4,350 —
South Korean Won .. GSCO Sell 2,751,961,900 1,902,300 2/11/26 — (5,922)
South Korean Won .. JPHQ Sell 2,113,870,600 1,460,360 2/11/26 — (5,407)
South Korean Won .. MSCO Buy 4,857,415,500 3,356,432 2/11/26 11,719 —
Japanese Yen ...... BOFA Buy 645,205,900 4,213,947 2/12/26 — (80,865)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... BZWS Buy 703,474,800 4,566,411 2/12/26 $ — $ (60,069)
Japanese Yen ...... CITI Buy 1,035,101,900 6,759,995 2/12/26 — (129,304)
Japanese Yen ...... GSCO Buy 3,123,139,700 20,284,887 2/12/26 — (278,572)
Japanese Yen ...... HSBK Buy 1,158,178,100 7,516,486 2/12/26 — (97,389)
Japanese Yen ...... JPHQ Buy 2,288,908,800 14,949,163 2/12/26 — (286,793)
Japanese Yen ...... MSCO Sell 900,714,100 5,853,449 2/12/26 83,624 —
Japanese Yen ...... SSBT Sell 914,710,700 5,944,022 2/12/26 84,537 —
Japanese Yen ...... TDOM Buy 748,497,600 4,864,133 2/12/26 — (69,381)
Japanese Yen ...... UBSW Sell 1,909,519,900 12,394,729 2/12/26 162,662 —
Japanese Yen ...... WPAC Buy 204,734,200 1,330,436 2/12/26 — (18,943)
British Pound ...... BOFA Sell 11,277,300 15,147,354 3/17/26 — (51,150)
British Pound ...... BZWS Sell 3,766,100 5,058,456 3/17/26 — (17,145)
British Pound ...... CITI Buy 8,581,600 11,526,389 3/17/26 39,099 —
British Pound ...... CITI Sell 2,681,800 3,606,903 3/17/26 — (7,380)
British Pound ...... GSCO Sell 11,727,200 15,751,506 3/17/26 — (53,331)
British Pound ...... HSBK Sell 15,488,300 20,777,231 3/17/26 — (96,470)
British Pound ...... JPHQ Sell 1,460,400 1,961,430 3/17/26 — (6,762)
British Pound ...... MSCO Sell 34,704,900 46,333,540 3/17/26 — (438,520)
British Pound ...... SSBT Sell 4,287,300 5,723,871 3/17/26 — (54,156)
British Pound ...... TDOM Sell 1,754,600 2,342,566 3/17/26 — (22,121)
British Pound ...... UBSW Sell 3,362,900 4,489,740 3/17/26 — (42,466)
British Pound ...... WPAC Buy 10,690,600 14,281,004 3/17/26 126,800 —
Czech Koruna ...... BOFA Buy 19,303,700 940,025 3/17/26 20 —
Czech Koruna ...... MSCO Buy 26,622,600 1,288,879 3/17/26 7,579 —
Danish Krone ...... BOFA Buy 6,195,100 980,494 3/17/26 — (1,705)
Danish Krone ...... CITI Buy 20,283,800 3,210,773 3/17/26 — (6,052)
Danish Krone ...... GSCO Sell 3,402,100 538,432 3/17/26 920 —
Danish Krone ...... JPHQ Buy 2,899,200 458,901 3/17/26 — (844)
Danish Krone ...... MSCO Sell 67,896,600 10,728,719 3/17/26 1,455 —
Danish Krone ...... SSBT Buy 14,037,700 2,218,105 3/17/26 — (231)
Euro ............. BOFA Sell 3,678,300 4,344,222 3/17/26 7,082 —
Euro ............. BZWS Sell 1,408,500 1,663,479 3/17/26 2,695 —
Euro ............. CITI Sell 5,324,100 6,287,971 3/17/26 10,243 —
Euro ............. GSCO Buy 18,469,100 21,813,762 3/17/26 — (36,563)
Euro ............. HSBK Buy 12,865,900 15,194,564 3/17/26 — (24,184)
Euro ............. JPHQ Buy 5,411,400 6,390,601 3/17/26 — (9,936)
Euro ............. MSCO Sell 53,297,700 62,856,806 3/17/26 13,160 (488)
Euro ............. SSBT Buy 22,759,400 26,853,717 3/17/26 415 (18,175)
Euro ............. TDOM Sell 6,834,400 8,057,963 3/17/26 — (583)
Euro ............. UBSW Sell 4,619,200 5,446,406 3/17/26 — (163)
Euro ............. WPAC Sell 993,600 1,171,565 3/17/26 — (4)
Norwegian Krone ... BOFA Sell 1,210,400 120,076 3/17/26 24 —
Norwegian Krone ... BZWS Sell 14,012,200 1,389,950 3/17/26 171 —
Norwegian Krone ... CITI Buy 8,047,700 798,343 3/17/26 — (144)
Norwegian Krone ... GSCO Buy 13,069,000 1,296,532 3/17/26 — (304)
Norwegian Krone ... MSCO Buy 63,926,200 6,301,056 3/17/26 39,365 —
Norwegian Krone ... SSBT Sell 3,013,200 296,991 3/17/26 — (1,868)
Swedish Krona ..... BOFA Buy 48,271,700 5,247,861 3/17/26 15,006 —
Swedish Krona ..... BZWS Buy 13,568,600 1,475,056 3/17/26 4,273 —
Swedish Krona ..... CITI Buy 36,621,300 3,981,269 3/17/26 11,402 —
Swedish Krona ..... GSCO Buy 80,580,700 8,760,738 3/17/26 24,647 —
Swedish Krona ..... HSBK Buy 25,298,900 2,750,419 3/17/26 7,817 —
Swedish Krona ..... SSBT Buy 37,930,900 4,105,022 3/17/26 30,429 —
Swedish Krona ..... TDOM Buy 37,762,900 4,086,562 3/17/26 30,573 —
Swedish Krona ..... UBSW Buy 9,559,100 1,034,560 3/17/26 7,630 —
Swedish Krona ..... WPAC Buy 7,265,200 786,247 3/17/26 5,848 —
Swiss Franc ....... BOFA Buy 2,436,400 3,101,527 3/17/26 — (2,316)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... BZWS Buy 2,897,400 3,688,703 3/17/26 $ — $ (3,079)
Swiss Franc ....... CITI Buy 4,172,300 5,311,358 3/17/26 — (4,004)
Swiss Franc ....... GSCO Buy 6,840,700 8,709,719 3/17/26 — (8,039)
Swiss Franc ....... HSBK Buy 10,118,800 12,882,478 3/17/26 — (10,907)
Swiss Franc ....... HSBK Sell 538,700 683,376 3/17/26 — (1,875)
Swiss Franc ....... JPHQ Buy 7,195,400 9,161,305 3/17/26 — (8,431)
Swiss Franc ....... MSCO Buy 7,008,600 8,894,569 3/17/26 20,687 —
Swiss Franc ....... SSBT Buy 12,949,300 16,433,393 3/17/26 38,702 —
Swiss Franc ....... TDOM Buy 1,497,000 1,899,626 3/17/26 4,626 —
Swiss Franc ....... UBSW Sell 2,191,500 2,781,233 3/17/26 — (6,455)
Swiss Franc ....... WPAC Buy 4,347,000 5,525,039 3/17/26 7,417 (2,875)
Total Forward Exchange Contracts ................................................... $1,811,034 $(2,801,690)
Net unrealized appreciation (depreciation) ............................................ $(990,656)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 30 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $800,632,011
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 37,721,760
Value - Unaffiliated issuers .................................................................. $1,033,145,453
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 37,721,760
Cash .................................................................................... 616,891
Receivables:
Capital shares sold ........................................................................ 1,882,921
Dividends ............................................................................... 1,501,810
European Union tax reclaims (Note 1 d ) ......................................................... 1,143,585
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,811,034
Prepaid expenses .......................................................................... 126,015
Total assets .......................................................................... 1,077,949,469
Liabilities:
Payables:
Capital shares redeemed ................................................................... 680,306
Management fees ......................................................................... 444,698
Administrative fees ........................................................................ 430
Distribution fees .......................................................................... 44,607
Transfer agent fees ........................................................................ 108,440
Trustees' fees and expenses ................................................................. 85,337
Variation margin on futures contracts ........................................................... 42,117
Deposits from brokers for:
OTC derivative contracts .................................................................. 440,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 2,801,690
Accrued expenses and other liabilities ........................................................... 104,617
Total liabilities ......................................................................... 4,752,242
Net assets, at value ................................................................. $1,073,197,227
Net assets consist of:
Paid-in capital ............................................................................. $843,627,112
Total distributable earnings (losses) ............................................................. 229,570,115
Net assets, at value ................................................................. $1,073,197,227

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
International
Value Fund
Class A:
Net assets, at value ....................................................................... $175,837,343
Shares outstanding ........................................................................ 10,189,729
Net asset value per share
a ,b
.................................................................. $17.26
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $18.31
Class C:
Net assets, at value ....................................................................... $3,909,214
Shares outstanding ........................................................................ 224,689
Net asset value and maximum offering price per share
a ,b
............................................ $17.40
Class R:
Net assets, at value ....................................................................... $10,737,310
Shares outstanding ........................................................................ 633,776
Net asset value and maximum offering price per share
b
............................................. $16.94
Class R6:
Net assets, at value ....................................................................... $350,044,917
Shares outstanding ........................................................................ 20,242,849
Net asset value and maximum offering price per share
b
............................................. $17.29
Class Y:
Net assets, at value ....................................................................... $532,668,443
Shares outstanding ........................................................................ 30,961,757
Net asset value and maximum offering price per share
b
............................................. $17.20
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended December 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Value Fund
Investment income:
Dividends: (net of foreign taxes of $465,224)
Unaffiliated issuers ........................................................................ $9,324,373
Non-controlled affiliates (Note 3 g ) ............................................................. 720,838
Interest:
Unaffiliated issuers ........................................................................ 57,382
Other income (Note 1 d ) ...................................................................... 8,611
Total investment income ................................................................... 10,111,204
Expenses:
Management fees (Note 3 a ) ................................................................... 3,080,680
Administrative fees (Note 3 b ) .................................................................. 4,260
Distribution fees: (Note 3c )
Class A ................................................................................ 210,459
Class C ................................................................................ 18,366
Class R ................................................................................ 25,381
Transfer agent fees: (Note 3e )
Class A ................................................................................ 109,950
Class C ................................................................................ 2,390
Class R ................................................................................ 6,622
Class R6 ............................................................................... 64,298
Class Y ................................................................................ 326,392
Custodian fees (Note 4 ) ...................................................................... 11,786
Reports to shareholders fees .................................................................. 35,479
Registration and filing fees .................................................................... 56,918
Professional fees ........................................................................... 70,591
Trustees' fees and expenses (Note 3 f ) ........................................................... 13,609
Other .................................................................................... 22,276
Total expenses ......................................................................... 4,059,457
Expense reductions (Note 4 ) ............................................................... (2,269)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (585,874)
Net expenses ......................................................................... 3,471,314
Net investment income ................................................................ 6,639,890
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,998,804
Foreign currency transactions ................................................................ (36,796)
Forward exchange contracts ................................................................. (30,889)
Futures contracts ......................................................................... 558,425
Net realized gain (loss) .................................................................. 3,489,544
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 83,419,880
Translation of other assets and liabilities denominated in foreign currencies .............................. (6,659)
Forward exchange contracts ................................................................. (1,920,432)
Futures contracts ......................................................................... 44,304
Net change in unrealized appreciation (depreciation) ............................................ 81,537,093
Net realized and unrealized gain (loss) ............................................................ 85,026,637
Net increase (decrease) in net assets resulting from operations .......................................... $91,666,527

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam International Value Fund
Six Months Ended
December 31, 2025
(unaudited)
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,639,890 $15,702,591
Net realized gain (loss) ................................................. 3,489,544 13,108,258
Net change in unrealized appreciation (depreciation) ........................... 81,537,093 91,538,016
Net increase (decrease) in net assets resulting from operations ................ 91,666,527 120,348,865
Distributions to shareholders:
Class A ............................................................. (5,081,164) (4,494,846)
Class C ............................................................. (92,856) (35,802)
Class R ............................................................. (292,948) (273,574)
Class R6 ............................................................ (10,976,699) (3,201,063)
Class Y ............................................................. (16,573,259) (10,281,955)
Total distributions to shareholders .......................................... (33,016,926) (18,287,240)
Capital share transactions: (Note 2 )
Class A ............................................................. 9,049,170 10,811,256
Class B ............................................................. — (80,425)
Class C ............................................................. 792,548 785,260
Class R ............................................................. 769,370 778,690
Class R6 ............................................................ 169,546,604 79,668,952
Class Y ............................................................. 66,878,854 131,962,861
Total capital share transactions ............................................ 247,036,546 223,926,594
Net increase (decrease) in net assets ................................... 305,686,147 325,988,219
Net assets:
Beginning of period ..................................................... 767,511,080 441,522,861
End of period .......................................................... $1,073,197,227 $767,511,080

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam International Value Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam International Value Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $1,523,040 and the aggregate value of collateral pledged for such contracts was
$1,299,989.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
December 31, 2025
Year Ended
June 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 894,469 $14,992,167 1,576,737 $23,512,420
Shares issued in reinvestment of distributions .......... 285,833 4,913,477 330,566 4,353,558
Shares redeemed ............................... (640,491) (10,856,474) (1,189,631) (17,054,722)
Net increase (decrease) .......................... 539,811 $9,049,170 717,672 $10,811,256
Class B Shares:
*
Shares redeemed ............................... — $— (5,494) $(80,425)
Net increase (decrease) .......................... — $— (5,494) $(80,425)
Class C Shares:
Shares sold ................................... 82,359 $1,373,538 105,959 $1,568,572
Shares issued in reinvestment of distributions .......... 5,355 92,856 2,688 35,802
Shares redeemed
a
.............................. (39,855) (673,846) (56,702) (819,114)
Net increase (decrease) .......................... 47,859 $792,548 51,945 $785,260
Class R Shares:
Shares sold ................................... 117,631 $1,947,869 202,548 $2,886,389
Shares issued in reinvestment of distributions .......... 17,355 292,948 21,125 273,564
Shares redeemed ............................... (89,028) (1,471,447) (167,049) (2,381,263)
Net increase (decrease) .......................... 45,958 $769,370 56,624 $778,690
Class R6 Shares:
Shares sold ................................... 11,559,960 $194,990,192 7,332,543 $108,002,146
Shares issued in reinvestment of distributions .......... 636,759 10,971,346 241,957 3,191,415
Shares redeemed ............................... (2,142,236) (36,414,934) (2,174,641) (31,524,609)
Net increase (decrease) .......................... 10,054,483 $169,546,604 5,399,859 $79,668,952
Class Y Shares:
Shares sold ................................... 6,207,052 $103,794,150 15,230,731 $223,807,696
Shares issued in reinvestment of distributions .......... 962,533 16,497,806 780,664 10,250,123
Shares redeemed ............................... (3,160,063) (53,413,102) (7,157,354) (102,094,958)
Net increase (decrease) .......................... 4,009,522 $66,878,854 8,854,041 $131,962,861
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the
Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI EAFE
Value Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period.
This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the Fund.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.655% of the Fund’s average net assets, which included an effective base fee of 0.670% and a decrease of
(0.015)% ($72,391) based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam International Value Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $9,903
CDSC retained .............................................................................. $956
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Value Fund
(continued)
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through October 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.59% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended December 31, 2025, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At December 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims and corporate actions.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $36,640,630 $217,512,916 $(216,431,786) $— $— $37,721,760 37,721,760 $720,838
Total Affiliated Securities ... $36,640,630 $217,512,916 $(216,431,786) $— $— $37,721,760 $720,838
Cost of investments .......................................................................... $842,929,424
Unrealized appreciation ........................................................................ $251,099,435
Unrealized depreciation ........................................................................ (24,107,998)
Net unrealized appreciation (depreciation) .......................................................... $226,991,437
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Value Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2025, aggregated
$248,864,714 and $36,498,323, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam International Value Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 1,811,034 Unrealized depreciation on OTC
forward exchange contracts
$ 2,801,690
Equity contracts ...........
Variation margin on futures
contracts
44,304
a
Variation margin on futures
contracts
—
Total .................... $1,855,338 $2,801,690
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam International Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(30,889) Forward exchange contracts $(1,920,432)
Equity contracts ..............
Futures contracts 558,425 Futures contracts 44,304
Total ....................... $527,536 $(1,876,128)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Value Fund
(continued)
For the period ended December 31, 2025 , the average month end notional amount of futures contracts represented
$3,454,047 . The average month end contract value of forward exchange contracts was $580,341,150 .
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 25,452,963 $ — $ 25,452,963
Air Freight & Logistics ................... — 10,857,268 — 10,857,268
Automobiles .......................... — 5,283,092 — 5,283,092
Banks ............................... — 276,598,682 — 276,598,682
Beverages ........................... 15,810,643 8,220,880 — 24,031,523
Biotechnology ......................... — 8,931,442 — 8,931,442
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Value Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Broadline Retail ....................... $ — $ 4,081,671 $ — $ 4,081,671
Building Products ...................... — 13,809,964 — 13,809,964
Capital Markets ........................ — 22,188,528 — 22,188,528
Chemicals ........................... — 5,079,105 — 5,079,105
Construction Materials .................. — 23,999,120 — 23,999,120
Consumer Staples Distribution & Retail ...... 9,437,635 16,183,999 — 25,621,634
Diversified REITs ...................... — 6,596,702 — 6,596,702
Diversified Telecommunication Services ..... — 28,698,167 — 28,698,167
Electric Utilities ........................ — 20,229,585 — 20,229,585
Electrical Equipment .................... — 11,819,430 — 11,819,430
Food Products ........................ 907,942 9,538,411 — 10,446,353
Health Care Equipment & Supplies ......... — 18,321,687 — 18,321,687
Hotels, Restaurants & Leisure ............. — 6,762,224 — 6,762,224
Household Durables .................... — 20,870,226 — 20,870,226
Industrial Conglomerates ................ — 18,365,462 — 18,365,462
Industrial REITs ....................... — 9,836,573 — 9,836,573
Insurance ............................ — 98,691,773 — 98,691,773
Machinery ............................ — 30,830,706 — 30,830,706
Metals & Mining ....................... — 22,158,667 — 22,158,667
Multi-Utilities .......................... — 13,602,412 — 13,602,412
Oil, Gas & Consumable Fuels ............. 17,564,389 48,345,841 — 65,910,230
Passenger Airlines ..................... — 15,341,942 — 15,341,942
Personal Care Products ................. — 16,977,232 — 16,977,232
Pharmaceuticals ....................... — 55,058,848 — 55,058,848
Semiconductors & Semiconductor Equipment . — 10,155,217 — 10,155,217
Specialty Retail ........................ — 4,750,025 — 4,750,025
Textiles, Apparel & Luxury Goods .......... — 13,422,017 — 13,422,017
Tobacco ............................. — 14,662,635 — 14,662,635
Trading Companies & Distributors .......... — 50,555,955 — 50,555,955
Wireless Telecommunication Services ....... — 19,059,080 — 19,059,080
Short Term Investments ................... 37,721,760 4,087,313 — 41,809,073
Total Investments in Securities ........... $81,442,369 $989,424,844
b
$— $1,070,867,213
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,811,034 $— $1,811,034
Futures Contracts ....................... 44,304 — — 44,304
Total Other Financial Instruments ......... $44,304 $1,811,034 $— $1,855,338
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,801,690 $— $2,801,690
Total Other Financial Instruments ......... $— $2,801,690 $— $2,801,690
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $985,337,531, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam International Value Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT
Real Estate Investment Trust
11. Operating Segments
(continued)

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38967-SFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 26, 2026